Annual Operating Expenses {- Franklin Municipal Green Bond Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Municipal Green Bond Fund	Jul. 01, 2021
Class A
Operating Expenses:
Management fees	0.63%	[1]
Distribution and service (12b-1) fees	0.25%	[1],[2]
Other expenses	2.98%	[1]
Total annual Fund operating expenses	3.86%	[1]
Fee waiver and/or expense reimbursement	(3.15%)	[1],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.71%	[1],[2],[3]
Class C
Operating Expenses:
Management fees	0.63%	[1]
Distribution and service (12b-1) fees	0.65%	[1],[2]
Other expenses	2.98%	[1]
Total annual Fund operating expenses	4.26%	[1]
Fee waiver and/or expense reimbursement	(3.15%)	[1],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.11%	[1],[2],[3]
Class R6
Operating Expenses:
Management fees	0.63%	[1]
Distribution and service (12b-1) fees	none	[1],[2]
Other expenses	5.09%	[1]
Total annual Fund operating expenses	5.72%	[1]
Fee waiver and/or expense reimbursement	(5.28%)	[1],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.44%	[1],[2],[3]
Advisor Class
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none	[2]
Other expenses	2.98%
Total annual Fund operating expenses	3.61%
Fee waiver and/or expense reimbursement	(3.15%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.46%	[2],[3]

[1]

1. The Fund began offering Class A, Class C and Class R6 shares on July 24, 2020. Other expenses have been restated to reflect current fiscal year fees and expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. Class A and Class C distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the "Financial Highlights" due to the timing of accrual adjustments that are made during the Fund's fiscal year.

[3]

3. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.46% until June 30, 2022. In addition, the transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund's fees and expenses (which would result in lower fees for shareholders).